Distribution Date:	05/16/25	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
Determination Date:	05/12/25
Next Distribution Date:	06/17/25
Record Date:	04/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C23

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Exchangeable Certificate Detail	5		Bank, N.A.
Additional Information	6		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Cash Flows	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Bond / Collateral Reconciliation - Balances	8	Master Servicer	Trimont LLC
Current Mortgage Loan and Property Stratification	9-13		Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Mortgage Loan Detail (Part 1)	14-15		550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Mortgage Loan Detail (Part 2)	16-17	Excluded Mortgage Loan	Trimont LLC
		Special Servicer
Principal Prepayment Detail	18
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Historical Detail	19		550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Delinquency Loan Detail	20	Special Servicer	LNR Partners, LLC
Collateral Stratification and Historical Detail	21		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Specially Serviced Loan Detail - Part 1	22				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Specially Serviced Loan Detail - Part 2	23
		Trust Advisor	Pentalpha Surveillance LLC
Modified Loan Detail	24		Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Liquidated Loan Detail	25		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26	Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	28		1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

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				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61690QAA7	1.685000%	45,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61690QAB5	2.982000%	122,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61690QAC3	3.398000%	67,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61690QAD1	3.451000%	230,000,000.00	91,394,509.09	91,394,509.09	262,835.38	0.00	0.00	91,657,344.47	0.00	0.00%	30.00%
A-4	61690QAE9	3.719000%	285,394,000.00	285,394,000.00	187,103,794.77	884,483.57	0.00	0.00	187,988,278.34	98,290,205.23	76.60%	30.00%
A-S	61690QAG4	4.004000%	75,089,000.00	75,089,000.00	0.00	250,546.96	0.00	0.00	250,546.96	75,089,000.00	58.73%	23.00%
B	61690QAH2	4.120663%	60,340,000.00	60,340,000.00	0.00	207,200.66	0.00	0.00	207,200.66	60,340,000.00	44.36%	17.38%
C	61690QAK5	4.120663%	46,931,000.00	46,931,000.00	0.00	161,155.69	0.00	0.00	161,155.69	46,931,000.00	33.19%	13.00%
D	61690QAS8	4.120663%	56,317,000.00	56,317,000.00	0.00	193,386.14	0.00	0.00	193,386.14	56,317,000.00	19.79%	7.75%
E	61690QAU3	4.120663%	24,136,000.00	24,136,000.00	0.00	82,880.27	0.00	0.00	82,880.27	24,136,000.00	14.04%	5.50%
F	61690QAW9	3.000000%	10,727,000.00	10,727,000.00	0.00	26,817.50	0.00	0.00	26,817.50	10,727,000.00	11.49%	4.50%
G	61690QAY5	3.000000%	16,091,000.00	16,091,000.00	0.00	40,227.50	0.00	0.00	40,227.50	16,091,000.00	7.66%	3.00%
H	61690QBA6	3.000000%	32,181,368.00	32,171,955.45	0.00	65,981.32	0.00	0.00	65,981.32	32,171,955.45	0.00%	0.00%
V	61690QBD0	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61690QBE8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,072,706,369.01	698,591,464.54	278,498,303.86	2,175,514.99	0.00	0.00	280,673,818.85	420,093,160.68

X-A	61690QAF6	0.466669%	750,894,000.00	376,788,509.09	0.00	146,529.73	0.00	0.00	146,529.73	98,290,205.23
X-B	61690QAL3	0.116663%	75,089,000.00	75,089,000.00	0.00	7,300.08	0.00	0.00	7,300.08	75,089,000.00
X-FG	61690QAN9	1.120663%	26,818,000.00	26,818,000.00	0.00	25,044.95	0.00	0.00	25,044.95	26,818,000.00
X-H	61690QAQ2	1.120663%	32,181,368.00	32,171,955.45	0.00	30,044.93	0.00	0.00	30,044.93	32,171,955.45
Notional SubTotal			884,982,368.00	510,867,464.54	0.00	208,919.69	0.00	0.00	208,919.69	232,369,160.68

Deal Distribution Total					278,498,303.86	2,384,434.68	0.00	0.00	280,882,738.54

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61690QAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61690QAB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61690QAC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61690QAD1	397.36743083	397.36743083	1.14276252	0.00000000	0.00000000	0.00000000	0.00000000	398.51019335	0.00000000
A-4	61690QAE9	1,000.00000000	655.59820729	3.09916666	0.00000000	0.00000000	0.00000000	0.00000000	658.69737395	344.40179271
A-S	61690QAG4	1,000.00000000	0.00000000	3.33666662	0.00000000	0.00000000	0.00000000	0.00000000	3.33666662	1,000.00000000
B	61690QAH2	1,000.00000000	0.00000000	3.43388565	0.00000000	0.00000000	0.00000000	0.00000000	3.43388565	1,000.00000000
C	61690QAK5	1,000.00000000	0.00000000	3.43388570	0.00000000	0.00000000	0.00000000	0.00000000	3.43388570	1,000.00000000
D	61690QAS8	1,000.00000000	0.00000000	3.43388568	0.00000000	0.00000000	0.00000000	0.00000000	3.43388568	1,000.00000000
E	61690QAU3	1,000.00000000	0.00000000	3.43388590	0.00000000	0.00000000	0.00000000	0.00000000	3.43388590	1,000.00000000
F	61690QAW9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
G	61690QAY5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
H	61690QBA6	999.70751554	0.00000000	2.05029569	0.44897314	1.60556879	0.00000000	0.00000000	2.05029569	999.70751554
V	61690QBD0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61690QBE8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61690QAF6	501.78654922	0.00000000	0.19514037	0.00000000	0.00000000	0.00000000	0.00000000	0.19514037	130.89757706
X-B	61690QAL3	1,000.00000000	0.00000000	0.09721903	0.00000000	0.00000000	0.00000000	0.00000000	0.09721903	1,000.00000000
X-FG	61690QAN9	1,000.00000000	0.00000000	0.93388582	0.00000000	0.00000000	0.00000000	0.00000000	0.93388582	1,000.00000000
X-H	61690QAQ2	999.70751554	0.00000000	0.93361258	0.00000000	0.00000000	0.00000000	0.00000000	0.93361258	999.70751554

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	04/01/25 - 04/30/25	30	0.00	262,835.38	0.00	262,835.38	0.00	0.00	0.00	262,835.38	0.00
A-4	04/01/25 - 04/30/25	30	0.00	884,483.57	0.00	884,483.57	0.00	0.00	0.00	884,483.57	0.00
X-A	04/01/25 - 04/30/25	30	0.00	146,529.73	0.00	146,529.73	0.00	0.00	0.00	146,529.73	0.00
X-B	04/01/25 - 04/30/25	30	0.00	7,300.08	0.00	7,300.08	0.00	0.00	0.00	7,300.08	0.00
X-FG	04/01/25 - 04/30/25	30	0.00	25,044.95	0.00	25,044.95	0.00	0.00	0.00	25,044.95	0.00
X-H	04/01/25 - 04/30/25	30	0.00	30,044.93	0.00	30,044.93	0.00	0.00	0.00	30,044.93	0.00
A-S	04/01/25 - 04/30/25	30	0.00	250,546.96	0.00	250,546.96	0.00	0.00	0.00	250,546.96	0.00
B	04/01/25 - 04/30/25	30	0.00	207,200.66	0.00	207,200.66	0.00	0.00	0.00	207,200.66	0.00
C	04/01/25 - 04/30/25	30	0.00	161,155.69	0.00	161,155.69	0.00	0.00	0.00	161,155.69	0.00
D	04/01/25 - 04/30/25	30	0.00	193,386.14	0.00	193,386.14	0.00	0.00	0.00	193,386.14	0.00
E	04/01/25 - 04/30/25	30	0.00	82,880.27	0.00	82,880.27	0.00	0.00	0.00	82,880.27	0.00
F	04/01/25 - 04/30/25	30	0.00	26,817.50	0.00	26,817.50	0.00	0.00	0.00	26,817.50	0.00
G	04/01/25 - 04/30/25	30	0.00	40,227.50	0.00	40,227.50	0.00	0.00	0.00	40,227.50	0.00
H	04/01/25 - 04/30/25	30	37,220.83	80,429.89	0.00	80,429.89	14,448.57	0.00	0.00	65,981.32	51,669.40
Totals			37,220.83	2,398,883.25	0.00	2,398,883.25	14,448.57	0.00	0.00	2,384,434.68	51,669.40

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61690QAG4	4.004000%	75,089,000.00	75,089,000.00	0.00	250,546.96	0.00	0.00	250,546.96	75,089,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61690QAH2	4.120663%	60,340,000.00	60,340,000.00	0.00	207,200.66	0.00	0.00	207,200.66	60,340,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61690QAK5	4.120663%	46,931,000.00	46,931,000.00	0.00	161,155.69	0.00	0.00	161,155.69	46,931,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			182,360,000.03	182,360,000.00	0.00	618,903.31	0.00	0.00	618,903.31	182,360,000.00

Exchangeable Certificate Details
PST	61690QAJ8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	280,882,738.54
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,409,457.02	Master Servicing Fee	7,525.71
Interest Reductions due to Non recoverability Determination	0.00	Certificate Administrator Fee	1,943.99
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	291.08
ARD Interest	0.00	Trust Advisor Fee	603.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,409,457.02	Total Fees	10,573.78

Principal		Expenses/Reimbursements
Scheduled Principal	166,480,231.69	Reimbursement for Interest on Advances	2,934.24
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	112,018,072.17	Special Servicing Fees (Monthly)	10,333.33
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	1,181.00
Total Principal Collected	278,498,303.86	Total Expenses/Reimbursements	14,448.57

		Interest Reserve Deposit	0.00

Other		Payments to Certificate holders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,384,434.68
Excess Liquidation Proceeds	0.00	Principal Distribution	278,498,303.86
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	280,882,738.54
Total Funds Collected	280,907,760.88	Total Funds Distributed	280,907,760.89

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	698,591,464.54	698,591,464.54	Beginning Certificate Balance	698,591,464.54
(-) Scheduled Principal Collections	166,480,231.69	166,480,231.69	(-) Principal Distributions	278,498,303.86
(-) Unscheduled Principal Collections	112,018,072.17	112,018,072.17	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	420,093,160.68	420,093,160.68	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	698,631,937.51	698,631,937.51	Ending Certificate Balance	420,093,160.68
Ending Actual Collateral Balance	420,106,028.70	420,106,028.70

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.12%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	16,014,863.13	3.81%	1	4.2928	NAP	Defeased	2	16,014,863.13	3.81%	1	4.2928	NAP
10,000,000 or less	9	40,905,564.24	9.74%	1	4.3302	1.461412	1.30 or less	6	61,963,649.53	14.75%	1	4.2557	1.137916
10,000,001 to 20,000,000	7	102,243,238.21	24.34%	(1)	4.1998	1.782104	1.31 to 1.40	1	37,994,787.24	9.04%	1	4.4230	1.330000
20,000,001 to 30,000,000	1	20,500,000.00	4.88%	(1)	3.8150	2.070000	1.41 to 1.50	2	52,969,667.01	12.61%	1	4.0642	1.422083
30,000,001 to 40,000,000	4	143,666,623.61	34.20%	0	4.2163	1.729500	1.51 to 1.60	2	7,049,131.07	1.68%	1	4.2631	1.556309
40,000,001 to 50,000,000	1	46,000,000.00	10.95%	1	4.2400	1.770000	1.61 to 1.70	3	39,034,832.50	9.29%	(5)	4.2656	1.665827
50,000,001 to 60,000,000	1	50,762,871.49	12.08%	1	4.0430	1.420000	1.71 to 1.80	2	64,099,224.48	15.26%	1	4.2513	1.758705
60,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	3	63,357,132.13	15.08%	1	4.2121	1.879666
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
Totals	25	420,093,160.68	100.00%	0	4.1884	1.688753	2.01 to 2.10	2	27,441,133.79	6.53%	0	3.9149	2.057353
							2.11 to 2.40	0	0.00	0.00%	0	0.0000	0.000000
							2.41 to 2.50	1	40,000,000.00	9.52%	(2)	4.0129	2.460000
							2.51 to 2.60	0	0.00	0.00%	0	0.0000	0.000000
							2.61 to 2.70	1	10,168,739.80	2.42%	1	3.9180	2.690000
							2.71 to 3.10	0	0.00	0.00%	0	0.0000	0.000000
							3.11 to 3.20	0	0.00	0.00%	0	0.0000	0.000000
							3.21 to 5.20	0	0.00	0.00%	0	0.0000	0.000000
							5.21 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	25	420,093,160.68	100.00%	0	4.1884	1.688753
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	16,014,863.13	3.81%	1	4.2928	NAP
							Defeased	2	16,014,863.13	3.81%	1	4.2928	NAP
California	1	3,669,636.84	0.87%	1	4.6800	0.770000
							Lodging	3	89,943,683.66	21.41%	0	4.1880	1.905603
Colorado	1	4,641,162.76	1.10%	1	4.2400	1.770000
							Mixed Use	2	57,704,005.28	13.74%	1	4.0631	1.492173
Connecticut	1	15,150,320.91	3.61%	1	4.2400	1.770000
							Multi-Family	6	65,799,710.75	15.66%	(2)	4.2976	1.605742
Florida	1	6,941,133.79	1.65%	1	4.2100	2.020000
							Office	3	36,978,764.39	8.80%	0	3.9890	1.676034
Georgia	1	37,994,787.24	9.04%	1	4.4230	1.330000
							Retail	13	153,652,133.47	36.58%	1	4.2259	1.671740
Iowa	1	13,175,928.06	3.14%	1	4.2400	1.770000
							Totals	29	420,093,160.68	100.00%	0	4.1884	1.688753
Kansas	2	14,016,849.37	3.34%	1	4.2300	1.549612
Louisiana	1	18,099,224.48	4.31%	1	4.2800	1.730000
Massachusetts	1	11,948,896.42	2.84%	0	4.0270	1.880000
Michigan	1	4,856,145.00	1.16%	1	4.3960	1.270000
Missouri	1	2,206,795.52	0.53%	1	4.5520	1.470000
Montana	1	12,327,977.23	2.93%	1	4.2400	1.770000
Nevada	1	17,699,485.71	4.21%	1	4.2840	1.840000
New York	3	84,806,825.31	20.19%	(1)	4.0302	2.167963
Pennsylvania	2	7,645,380.80	1.82%	1	4.3057	1.403959
Texas	4	48,726,659.00	11.60%	(4)	4.2465	1.544188
Utah	1	10,168,739.80	2.42%	1	3.9180	2.690000
Vermont	1	31,963,086.37	7.61%	1	4.2000	1.110000
Virginia	2	58,039,262.94	13.82%	1	4.0740	1.452596
Totals	29	420,093,160.68	100.00%	0	4.1884	1.688753

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	16,014,863.13	3.81%	1	4.2928	NAP	Defeased	2	16,014,863.13	3.81%	1	4.2928	NAP
	4.000% or less	2	30,668,739.80	7.30%	0	3.8492	2.275571	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	19	367,533,125.39	87.49%	0	4.2050	1.661181	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% or greater	2	5,876,432.36	1.40%	1	4.6319	1.032873	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	25	420,093,160.68	100.00%	0	4.1884	1.688753	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	23	404,078,297.55	96.19%	0	4.1842	1.698675
								Totals	25	420,093,160.68	100.00%	0	4.1884	1.688753
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	16,014,863.13	3.81%	1	4.2928	NAP	Defeased	2	16,014,863.13	3.81%	1	4.2928	NAP
	60 months or less	23	404,078,297.55	96.19%	0	4.1842	1.698675	Interest Only	4	140,208,750.00	33.38%	0	4.1131	2.042057
61 months to 108 months		0	0.00	0.00%	0	0.0000	0.000000	230 months or less	2	16,478,764.39	3.92%	1	4.2055	1.185931
109 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	231 months to 300 months	17	247,390,783.16	58.89%	0	4.2231	1.538217
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	25	420,093,160.68	100.00%	0	4.1884	1.688753	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	25	420,093,160.68	100.00%	0	4.1884	1.688753
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	16,014,863.13	3.81%	1	4.2928	NAP			No outstanding loans in this group
Underwriter's Information		1	33,708,750.00	8.02%	1	4.2400	1.900375
	12 months or less	21	324,369,547.55	77.21%	0	4.1705	1.667599
	13 to 24 months	1	46,000,000.00	10.95%	1	4.2400	1.770000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	25	420,093,160.68	100.00%	0	4.1884	1.688753
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	453000262	RT	Various	Various	Actual/360	4.240%	162,533.33	0.00	0.00	N/A	06/01/25	--	46,000,000.00	46,000,000.00	05/01/25
1A	453000261				Actual/360	4.240%	119,104.25	0.00	0.00	N/A	06/01/25	--	33,708,750.00	33,708,750.00	05/01/25
2	453000267	98	New York	NY	Actual/360	3.708%	111,225.00	36,000,000.00	0.00	05/05/25	05/05/45	--	36,000,000.00	0.00	05/05/25
2A	453000268				Actual/360	3.708%	92,687.50	30,000,000.00	0.00	05/05/25	05/05/45	--	30,000,000.00	0.00	05/05/25
3	300801277	MU	Fairfax	VA	Actual/360	4.043%	171,396.97	109,343.14	0.00	N/A	06/01/25	--	50,872,214.63	50,762,871.49	05/01/25
5	300801275	LO	Atlanta	GA	Actual/360	4.423%	140,394.83	95,601.78	0.00	N/A	06/01/25	--	38,090,389.02	37,994,787.24	05/01/25
6	1443414	MF	Bloomington	IN	Actual/360	4.120%	125,625.92	36,590,074.97	0.00	N/A	06/01/25	--	36,590,074.97	0.00	05/01/25
7	453000255	LO	New York	NY	Actual/360	4.013%	133,763.44	0.00	0.00	N/A	03/01/25	--	40,000,000.00	40,000,000.00	05/01/25
8	303901008	RT	Rutland	VT	Actual/360	4.200%	112,078.26	59,273.36	0.00	N/A	06/01/25	--	32,022,359.73	31,963,086.37	05/01/25
9	303901009	MU	Celebration	FL	Actual/360	4.020%	92,669.60	27,662,567.16	0.00	N/A	05/01/25	--	27,662,567.16	0.00	05/01/25
10	300801266	LO	New York	NY	Actual/360	4.340%	94,766.24	26,202,647.07	0.00	N/A	05/01/25	--	26,202,647.07	0.00	05/01/25
12	303901012	MF	Lafayette	LA	Actual/360	4.280%	64,719.26	46,362.74	0.00	N/A	06/01/25	--	18,145,587.22	18,099,224.48	05/01/25
13	300801265	MF	Columbus	IN	Actual/360	4.084%	63,371.86	18,620,528.38	0.00	N/A	05/01/25	--	18,620,528.38	0.00	05/01/25
14	300801281	RT	Las Vegas	NV	Actual/360	4.284%	63,348.94	45,316.19	0.00	N/A	06/01/25	--	17,744,801.90	17,699,485.71	05/01/25
16	300801125	MF	Midland	TX	Actual/360	4.260%	70,910.42	0.00	0.00	N/A	11/01/24	11/01/25	19,974,766.12	19,974,766.12	05/01/25
17	300801251	OF	New York	NY	Actual/360	3.815%	65,172.92	0.00	0.00	N/A	04/01/25	--	20,500,000.00	20,500,000.00	03/01/25
18	300801279	OF	Austin	TX	Actual/360	4.206%	44,339.72	81,968.52	0.00	N/A	06/01/25	--	12,650,419.27	12,568,450.75	05/01/25
19	303901019	MU	Miami	FL	Actual/360	3.990%	58,359.98	17,551,873.13	0.00	N/A	05/01/25	--	17,551,873.13	0.00	05/01/25
20	300801276	OF	Scottsdale	AZ	Actual/360	4.286%	51,282.52	36,658.33	0.00	N/A	06/01/25	--	14,358,149.51	14,321,491.18	05/01/25
21	695100487	RT	Las Vegas	NV	Actual/360	4.300%	40,389.94	11,271,612.11	0.00	N/A	05/06/25	--	11,271,612.11	0.00	05/06/25
23	300801278	LO	North Dartmouth	MA	Actual/360	4.027%	40,175.21	22,857.66	0.00	N/A	05/01/25	--	11,971,754.08	11,948,896.42	05/01/25
24	300801123	MF	Midland	TX	Actual/360	4.260%	41,832.05	0.00	0.00	N/A	11/01/24	11/01/25	11,783,674.93	11,783,674.93	05/01/25
25	695100499	MF	Chicopee	MA	Actual/360	4.570%	36,290.68	9,529,281.30	0.00	N/A	06/06/25	--	9,529,281.30	0.00	05/06/25
26	300801272	RT	Park City	UT	Actual/360	3.918%	33,265.18	19,677.22	0.00	N/A	06/01/25	--	10,188,417.02	10,168,739.80	05/01/25
28	695100478	MH	Apache Junction	AZ	Actual/360	4.100%	34,422.92	10,075,000.00	0.00	N/A	05/06/25	--	10,075,000.00	0.00	05/06/25
30	695100488	MU	Yonkers	NY	Actual/360	4.567%	27,834.31	7,313,592.16	0.00	N/A	05/06/25	--	7,313,592.16	0.00	05/06/25
32	303901032	MU	Delray Beach	FL	Actual/360	4.210%	24,414.74	17,935.75	0.00	N/A	06/01/25	--	6,959,069.54	6,941,133.79	05/01/25
34	303901034	MF	Richmond	VA	Actual/360	4.290%	26,070.98	16,190.34	0.00	N/A	06/01/25	--	7,292,581.79	7,276,391.45	05/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
37	300801271	LO	Orlando	FL	Actual/360	4.162%	22,926.14	6,610,132.04	0.00	N/A	05/01/25	--	6,610,132.04	0.00	05/01/25
38	303901038	RT	Sugar Land	TX	Actual/360	4.110%	22,853.89	6,672,668.29	0.00	N/A	05/01/25	--	6,672,668.29	0.00	05/01/25
39	695100489	RT	Various	CA	Actual/360	4.354%	22,682.01	6,251,357.00	0.00	N/A	05/06/25	--	6,251,357.00	0.00	05/06/25
40	300801269	RT	University Place	WA	Actual/360	4.070%	19,299.09	5,690,149.57	0.00	N/A	05/01/25	--	5,690,149.57	0.00	05/01/25
44	303901044	MF	Mechanicsburg	PA	Actual/360	4.330%	18,073.19	12,718.16	0.00	N/A	06/01/25	--	5,008,735.09	4,996,016.93	05/01/25
45	303901045	RT	Tampa	FL	Actual/360	4.020%	17,797.70	5,312,746.84	0.00	N/A	05/01/25	--	5,312,746.84	0.00	05/01/25
49	303901049	RT	Macomb	MI	Actual/360	4.396%	17,826.14	9,952.98	0.00	N/A	06/01/25	--	4,866,097.98	4,856,145.00	05/01/25
53	695100486	OF	Topeka	KS	Actual/360	4.204%	13,744.21	12,868.01	0.00	N/A	05/06/25	--	3,923,181.65	3,910,313.64	04/06/25
54	1544011	RT	San Antonio	TX	Actual/360	4.265%	15,670.16	9,186.37	0.00	N/A	06/01/25	--	4,408,953.57	4,399,767.20	05/01/25
59	300801258	MH	Salinas	CA	Actual/360	4.103%	14,218.96	4,158,603.45	0.00	N/A	05/01/25	--	4,158,603.45	0.00	05/01/25
62	300801284	MF	Carmichael	CA	Actual/360	4.680%	14,346.44	8,938.20	0.00	N/A	06/01/25	--	3,678,575.04	3,669,636.84	05/01/25
64	300801267	SS	Tempe	AZ	Actual/360	4.331%	13,693.83	3,794,181.51	0.00	N/A	05/01/25	--	3,794,181.51	0.00	05/01/25
66	303901066	RT	Galveston	TX	Actual/360	4.230%	11,233.18	3,186,717.17	0.00	N/A	05/01/25	--	3,186,717.17	0.00	05/01/25
68	300801257	RT	Northport	AL	Actual/360	4.090%	10,105.50	2,964,938.35	0.00	N/A	05/01/25	--	2,964,938.35	0.00	05/01/25
70	303901070	RT	Philadelphia	PA	Actual/360	4.260%	9,424.89	5,535.57	0.00	N/A	06/01/25	--	2,654,899.44	2,649,363.87	05/01/25
71	300801253	RT	Lake Jackson	TX	Actual/360	4.250%	8,571.58	2,420,211.30	0.00	N/A	05/01/25	--	2,420,211.30	0.00	05/01/25
73	695100496	RT	Sikeston	MO	Actual/360	4.552%	8,389.08	4,737.75	0.00	N/A	06/06/25	--	2,211,533.27	2,206,795.52	05/06/25
74	300801270	MH	Ooltewah	TN	Actual/360	4.350%	6,154.06	4,299.99	0.00	N/A	06/01/25	--	1,697,671.94	1,693,371.95	05/01/25
Totals							2,409,457.02	278,498,303.86	0.00				698,591,464.54	420,093,160.68
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	13,271,279.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	8,500,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,011,095.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,630,872.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	17,051,205.80	0.00	--	--	05/12/25	0.00	0.00	0.00	0.00	0.00	0.00
8	2,706,794.36	1,837,127.56	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,760,196.00	2,244,307.02	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,890,961.16	4,282,610.99	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,142,303.19	598,274.65	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,683,807.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,559,797.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,906,956.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,764,859.32	0.00	--	--	--	0.00	0.00	64,938.88	132,170.91	0.00	0.00
18	2,024,061.28	521,484.87	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,920,555.24	587,058.34	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,742,480.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,018,086.56	1,640,027.03	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	731,206.84	878,140.24	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,355,567.67	1,013,909.53	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,762,206.78	448,665.41	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	987,778.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,107,178.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	869,311.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	842,983.94	866,078.42	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	583,709.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,222,010.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	568,977.00	305,259.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	581,468.32	125,853.57	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	736,484.11	453,681.70	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	422,587.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	342,485.10	0.00	--	--	--	0.00	0.00	26,579.53	26,579.53	0.00	0.00
54	493,836.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	246,161.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	529,949.44	396,401.33	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	277,046.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	328,963.22	232,988.52	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
71	401,843.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	232,260.00	58,065.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	92,209,325.62	16,489,933.18				0.00	0.00	91,518.41	158,750.44	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
2	453000267	36,000,000.00	Payoff Prior to Maturity	0.00	0.00
2A	453000268	30,000,000.00	Payoff Prior to Maturity	0.00	0.00
6	1443414	36,512,269.99	Payoff Prior to Maturity	0.00	0.00
25	695100499	9,505,802.18	Payoff Prior to Maturity	0.00	0.00
Totals		112,018,072.17		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4	112,018,072.17	4.188350%	4.136230%	0
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	26,965,656.24	4.138826%	4.099012%	1
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	10,485,552.26	4.140683%	4.107953%	2
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	16,033,845.11	4.146605%	4.114284%	3
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,454,840.78	4.152906%	4.133394%	4
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,851,554.47	4.154761%	4.135311%	5
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.156326%	4.136902%	6
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.156433%	4.137007%	7
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.156544%	4.137116%	8
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.156650%	4.137220%	9
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.156754%	4.137322%	10
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.156864%	4.137429%	11
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
17	300801251	03/01/25	1	5	64,938.88	132,170.91	0.00	20,500,000.00	04/11/25	13
53	695100486	04/06/25	0	5	26,579.53	26,579.53	1,181.00	3,923,181.65
Totals					91,518.41	158,750.44	1,181.00	24,423,181.65
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		76,359,210	51,948,896	24,410,314		0
0 - 6 Months		343,733,951	343,733,951	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-25	420,093,161	399,593,161	20,500,000	0	0	0
Apr-25	698,591,465	638,091,465	60,500,000	0	0	0
Mar-25	767,609,091	727,609,091	0	40,000,000	0	0
Feb-25	786,720,480	786,720,480	0	0	0	0
Jan-25	807,247,975	807,247,975	0	0	0	0
Dec-24	821,459,298	821,459,298	0	0	0	0
Nov-24	828,667,538	796,909,097	0	0	31,758,441	0
Oct-24	829,952,327	829,952,327	0	0	0	0
Sep-24	831,299,743	831,299,743	0	0	0	0
Aug-24	832,574,990	832,574,990	0	0	0	0
Jul-24	833,845,614	833,845,614	0	0	0	0
Jun-24	835,179,370	835,179,370	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	453000255	40,000,000.00	40,000,000.00	251,000,000.00	05/04/15	15,545,576.88	2.46000	12/31/24	03/01/25	I/O
17	300801251	20,500,000.00	20,500,000.00	42,100,000.00	02/24/15	1,646,519.32	2.07000	12/31/24	04/01/25	I/O
Totals		60,500,000.00	60,500,000.00	293,100,000.00		17,192,096.20

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	453000255	LO	NY	02/07/25	4
03/31/25:

Loan transferred to MLS Special Servicing due to Imminent Monetary Default (Balloon/Maturity Default). Loan matured 03/01/25 and is secured by a 34-story select service hospitality property (401 keys) located in Midtown Manhattan.

Loan is comprised of three pari passu senior notes (Note A-1 - $40MM; Note A-2 - $75MM and Note A-3 - $40MM) in the aggregate original principal balance of $155MM and one subordinate B Note in the original principal balance of $20MM.

In addition, there is a mezzanine loan in the original principal balance of $25MM. Borrower has requested an extension due to its inability to obtain financing due to, among other things, a pending civil lawsuit.

17	300801251	OF	NY	04/11/25	13
The loan was not paid in full at maturity date (4/1/25).

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	300801275	42,660,059.49	4.42300%	42,660,059.49	4.42300%	10	10/08/20	11/01/20	11/12/20
10	300801266	29,511,757.45	4.34000%	29,511,757.45	4.34000%	10	07/31/20	06/01/20	09/11/20
16	300801125	0.00	4.26000%	0.00	4.26000%	10	05/24/22	05/25/22	--
23	300801278	13,123,673.50	4.02700%	13,123,673.50	4.02700%	10	06/29/20	07/01/20	08/11/20
24	300801123	0.00	4.26000%	0.00	4.26000%	10	05/24/22	05/25/22	--
41	300801244	6,491,092.51	4.36000%	6,491,092.51	4.36000%	10	06/30/20	05/01/20	08/11/20
61	695100491	4,006,485.15	4.70700%	0.00	4.70700%	8	11/05/21	11/05/21	12/13/21
Totals		95,793,068.10		91,786,582.95
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
22	303901022 09/17/20	12,703,268.61	18,750,000.00	13,198,549.33	338,844.14	13,198,549.33	12,859,705.19	9,412.85	0.00	0.00	9,412.85	0.06%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		12,703,268.61	18,750,000.00	13,198,549.33	338,844.14	13,198,549.33	12,859,705.19	9,412.85	0.00	0.00	9,412.85

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
22	303901022	09/17/20	0.00	0.00	9,412.85	0.00	0.00	9,412.85	0.00	0.00	9,412.85
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	9,412.85	0.00	0.00	9,412.85	0.00	0.00	9,412.85

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	8,333.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	225.46	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	47.43	0.00	0.00	0.00
17	0.00	0.00	2,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	806.46	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	56.46	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4.84	0.00	0.00	0.00
38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	5.08	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	17.26	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	19.41	0.00	0.00	0.00
53	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,181.00	0.00
59	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	14.16	0.00	0.00	0.00
66	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,737.68	0.00	0.00	0.00
Total	0.00	0.00	10,333.33	0.00	0.00	0.00	0.00	0.00	2,934.24	0.00	1,181.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		14,448.57

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Supplemental Notes
None

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